Summary of Significant Accounting Policies - Estimated useful life of property and equipment (Details)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum | Office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Maximum | Office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years